STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net income	$ 312,118
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in trust account	(9,883)
Change in fair value of warrant liabilities	(1,739,419)
Transaction costs allocated to warrant liabilities	1,154,518
Formation and operating costs paid by Sponsor in exchange for issuance of Class B Common Stock	1,596
Formation and operating costs paid by promissory note	498
Adjustments to operating assets and liabilities:
Decrease (Increase) in prepaid expenses	(451,206)
Increase in accounts payable and accrued expenses	136,794
Net cash used in operating activities	(594,984)
Cash flows from investing activities:
Investment of cash in Trust Account	205,275,000
Net cash provided by investing activities	(205,275,000)
Cash flows from financing activities:
Proceeds from issuance of Units, net of underwriting discounts paid	197,425,000
Proceeds from issuance of private placement warrants	10,000,000
Proceeds from issuance of Class B common stock to anchor investors	9,710
Proceeds from promissory note - related party	100,000
Payment of promissory note - related party	(162,892)
Payments for offering costs	(548,505)
Net cash provided by financing activities	206,823,313
Net change in cash	953,329
Cash at end of period	953,329
Supplemental disclosure of non-cash investing and financing activities
Offering costs paid by Sponsor in exchange for issuance of Class B Common Stock	23,404
Offering costs paid by promissory note	62,862
Deferred underwriting commissions in connection with the initial public offering	6,693,750
Offering costs included in accrued expenses	$ 259,794